UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.

 (Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, New York 10017

 (Address of principal executive offices) (Zip code)

Eugene S. Stark

General American Investors Company, Inc.

100 Park Avenue

35th Floor

New York, New York  10017

(Name and address of agent for service)

Copy to:

John E. Baumgardner, Jr., Esq.

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end:  December 31

Date of reporting period: December 31, 2016